Long-Term Debt	6 Months Ended
Jun. 30, 2024
Long-Term Debt.
Long-Term Debt

12)Long-Term Debt

As of June 30, 2024 and December 31, 2023, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2024	2023
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$275,987	$288,534
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	204,528	222,264
Hilda loan facility	Hilda Knutsen	60,000	60,000
$192.1 million loan facility	Synnøve Knutsen, Tove Kuntsen	149,149	153,702
$25 million revolving credit facility with NTT		15,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	76,415	79,070
Torill Sale & Leaseback	Torill Knutsen	94,955	99,065
Total long-term debt		$901,034	$963,005
Less: current installments		91,251	101,010
Less: unamortized deferred loan issuance costs		2,094	2,050
Current portion of long-term debt		89,157	98,960
Amounts due after one year		809,783	861,995
Less: unamortized deferred loan issuance costs		3,569	4,166
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$806,214	$857,829

The Partnership’s outstanding debt of $901.0 million ($895.4 million net of debt issuance costs) as of June 30, 2024 is repayable as follows:

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2024 (excluding the six months ended June 30, 2024)	$7,038	$38,587	$—	$45,625
2025	14,399	76,081	176,583	267,063
2026	15,060	59,096	219,521	293,677
2027	15,751	30,231	37,500	83,482
2028	16,520	13,240	78,825	108,585
2029 and thereafter	102,602	—	—	102,602
Total	$171,370	$217,235	$512,429	$901,034

As of June 30, 2024, the interest rates on the Partnership’s loan agreements were SOFR plus a fixed margin ranging from 1.75% to 2.40%. The average margin paid on the Partnership’s outstanding debt during the second quarter of 2024 was approximately 2.26% over SOFR. The Partnership is in compliance with all covenants under its credit facilities.

$60 Million Hilda Loan Facility

In May 2024, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, closed a new $60 million senior secured term loan facility with DNB Bank ASA and Nordea Bank ABP (the “$60 million Hilda Facility”). The $60 million Hilda Facility is repayable in 12 consecutive quarterly installments with a final payment due at maturity of $39.4 million, which includes the balloon payment and last quarterly installment. The $60 million Hilda Facility bears interest at a rate per annum equal to SOFR plus a margin of 2.25%. The $60 million Hilda Facility is secured by a mortgage on the Hilda Knutsen. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in May 2027.

The $60 million Hilda Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater to $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1.0 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $60 million Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Hilda Knutsen is less than 135% of the outstanding loan under the $60 million Hilda Facility, upon a total loss or sale of the Hilda Knutsen and customary events of default. As of June 30, 2024, the borrower and the guarantors were in compliance with all covenants under this facility.

Tuva Facility

On January 15, 2021, KNOT Shuttle Tankers 31 AS, the subsidiary owning the Tuva Knutsen, as borrower, entered into a $88 million term loan facility with Nordea Bank ABP (the “Tuva Facility”). The Tuva Facility became one of the Partnership’s debt obligations upon closing of the Tuva Knutsen Acquisition on September 3, 2024 (see Note-20 Subsequent Events), and is therefore not included in the Partnership’s outstanding debt as of June 30, 2024. The Tuva Facility is repayable in quarterly installments with a final payment at maturity on January 28, 2027 of $57.4 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.16%. In connection with the Tuva Knutsen Acquisition, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors. The facility is secured by a mortgage on the Tuva Knutsen.

The Tuva Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tuva Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Tuva Knutsen falls below 125% of the outstanding loan, upon total loss or sale of the vessel and customary events of default.